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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1. Name and address of issuer:

                       Forum Funds
                       Two Portland Square
                       Portland, Maine 04101

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                       Auxier Focus Fund
                       DF Dent Premier Growth Fund
                       Golden Large Core Value Fund
                       Golden Small Core Value Fund

3. Investment Company Act File Number:                                           811-3023

   Securities Act File Number:                                                    2-67052

4(a). Last day of fiscal year for which this Form is filed:

                                    June 30, 2007

4(b). [ ] Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(c). [ ]Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
            during the fiscal year pursuant to
            section 24(f):                                                                      $356,942,745

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                               $68,502,581

     (iii)  Aggregate price of securities redeemed or
            repurchased during any PRIOR fiscal year
            ending no earlier than October 11, 1995
            that were not previously used to reduce
            registration fees payable to the
            Commission:                                                       $         0

     (iv)   Total available redemption credits [add
            Items 5(ii) and 5(iii)].                                                    -       $ 68,502,581

     (v)    Net sales -- if Item 5(i) is greater than
            Item 5(iv) [subtract Item 5(iv) from
            Item 5(i)]:                                                                         $288,440,164

     (vi)   Redemption credits available for use in
            future years -- if Item 5(i) is less than
            Item 5(iv) [subtract Item 5(iv) from
            Item 5(i)]:                                                       $         0

     (vii)  Multiplier for determining registration
            fee (See Instruction C.9):                                                          $  0.0000307
                                                                                                  ------------

     (viii) Registration fee due [multiply Item 5(v)
            by Item 5(vii)] (enter "0" if no fee is
            due):                                                                       =       $      8,856
                                                                                                  ============

6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

                                   Not applicable

   If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                                   Not applicable

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                        +       $          0

8. Total of the amount of the registration fee due plus any interest due [line
   5(viii) plus line 7]:
                                                                                        =       $      8,856
9. Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository:

   Method of Delivery:
                                          [X] Wire Transfer
                                          [ ] Mail or other means
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Trudance L. C. Bakke
                           -------------------------
                           Trudance L. C. Bakke
                           Treasurer

Date:                      September 26, 2007
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*  Please print the name and title of the signing officer below the signature.